Note 18 - Profit (Loss) Per Share	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
18.	PROFIT (LOSS) PER SHARE

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$83,581	$(54,335)	$(186,390)	$(113,772)
Dividend to preferred shareholders, net of tax	-	2,374	13,755	4,717
Earnings (loss) available to shareholders	83,581	(56,709)	(200,145)	(118,489)
Basic weighted average shares outstanding	151,281,166	149,247,715	150,565,246	148,862,333
Basic earnings (loss) per share from continuing operations	0.55	(0.38)	(1.33)	(0.80)
Basic earnings (loss) per share available to shareholders	$0.50	$(0.16)	$(1.43)	$(0.45)

DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$83,581	$(56,709)	$(200,145)	$(118,489)
Adjustment for dilutive impact of convertible debentures	3,781	-	-	-
Adjusted earnings (loss) from continuing operations	$87,362	$(56,709)	$(200,145)	$(118,489)
Basic weighted average shares outstanding	151,281,166	149,247,715	150,565,246	148,862,333
Dilutive effect of:
Restricted share grants	2,761,866	2,377,279 1	2,941,569 1	2,704,346 1
Deferred share grants	184,544	136,508 1	189,781 1	125,905 1
Convertible debentures	39,574,831	39,574,931 1	32,158,554 1	39,574,831 1
Shares outstanding on a diluted basis	193,802,407	191,336,433	185,855,150	191,267,415
Diluted earnings (loss) from continuing operations per share available to shareholders	0.45	(0.38)	(1.33)	(0.80)
Diluted earnings (loss) per share available to shareholders	$0.40	$(0.16)	$(1.43)	$(0.45)

1
The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not
been included in the computation of diluted earnings (loss) per share.